ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2021
Payables and Accruals [Abstract]
Components of Accrued Expenses
The following tables reflect the components of "Accrued expenses" and "Other current liabilities":

	July 31, 2021	July 31, 2020
Accrued Expenses	(In thousands)
Accrued taxes	$3,686	$4,898
Accrued compensation	7,163	10,511
Accrued audit, tax and legal	3,147	2,881
Accrued contract labor	930	981
Accrued other	17,727	15,563
	$32,653	$34,834

Components of Other Current Liabilities

	July 31, 2021	July 31, 2020
Other Current Liabilities	(In thousands)
Accrued pricing liabilities	$10,295	$13,499
Other	3,982	7,453
	$14,277	$20,952